Other non-current receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other non-current receivables [abstract]
Summary of Other Non-Current Receivables	Other non-current receivables consist of the following:

	31/12/23	31/12/22
Security deposits for lease and other contracts	6,396	5,776
Receivable from disposal of assets	—	118
Total	6,396	5,894